Notes Payable and Line of Credit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Issuance Date [Member]
Dividend yield	0.00%
Issuance Date [Member] | Minimum [Member]
Market value of stock on measurement date	$ 4.80	$ 4.80
Risk-free interest rate	0.01%	0.01%
Dividend yield		0.00%
Volatility factor	146.00%	146.00%
Term	26 days	26 days
Issuance Date [Member] | Maximum [Member]
Market value of stock on measurement date	$ 135.00	$ 135.00
Risk-free interest rate	0.04%	0.04%
Dividend yield		0.00%
Volatility factor	1731.00%	1731.00%
Term	1 year 4 days	1 year 4 days
Termination Date [Member]
Dividend yield	0.00%
Termination Date [Member] | Minimum [Member]
Market value of stock on measurement date	$ 4.80	$ 4.80
Risk-free interest rate	0.01%	0.01%
Dividend yield		0.00%
Volatility factor	171.00%	171.00%
Term	1 month 2 days	1 month 2 days
Termination Date [Member] | Maximum [Member]
Market value of stock on measurement date	$ 114.00	$ 114.00
Risk-free interest rate	0.15%	0.15%
Dividend yield		0.00%
Volatility factor	319.00%	319.00%
Term	3 months	3 months
Convertible Promissory Notes [Member] | Issuance Date [Member]
Dividend yield	0.00%
Convertible Promissory Notes [Member] | Issuance Date [Member] | Minimum [Member]
Market value of stock on measurement date	$ 4.80
Risk-free interest rate	0.01%
Volatility factor	269.00%
Term	26 days
Convertible Promissory Notes [Member] | Issuance Date [Member] | Maximum [Member]
Market value of stock on measurement date	$ 135.00
Risk-free interest rate	0.04%
Volatility factor	655.00%
Term	1 month 28 days
Convertible Promissory Notes [Member] | Termination Date [Member]
Risk-free interest rate	0.05%
Dividend yield	0.00%
Volatility factor	319.00%
Term	3 months
Convertible Promissory Notes [Member] | Termination Date [Member] | Minimum [Member]
Market value of stock on measurement date	$ 4.80
Convertible Promissory Notes [Member] | Termination Date [Member] | Maximum [Member]
Market value of stock on measurement date	$ 114.00